SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Unrealized excess tax benefits recognized with the adoption of ASU 2016-09	$ 309,000	$ 308,231	$ 309,000